Common Stock and Capital Surplus (Narrative) (Detail) - JPY (¥) ¥ in Millions	1 Months Ended		2 Months Ended
	Jun. 16, 2015	Dec. 18, 2014	Dec. 31, 2015	Mar. 31, 2016	Nov. 13, 2015	May 15, 2015	Nov. 14, 2014
Common Stock [Member]
Treasury Stock:
Number of own shares repurchased	111,151,800	148,595,500	121,703,700
Approximate repurchase value in aggregate of own shares based on the discretionary dealing contract	¥ 100,000	¥ 100,000	¥ 100,000
Number of shares allowed for repurchase					140,000,000	160,000,000	180,000,000
Percentage of shares allowed for repurchase over total number of outstanding shares					1.01%	1.14%	1.27%
Aggregate amount of shares allowed for repurchase					¥ 100,000	¥ 100,000	¥ 100,000
Under Companies Act [Member] | Minimum [Member]
Common Stock and Capital Surplus Disclosure [Line Items]
Percentage of proceeds per issuance of common stock, including conversions of bonds and notes, to be credited to the common stock account				50.00%
Percentage of outstanding common stock issued as free share distribution prior to April 1, 1991				5.00%
Under Companies Act [Member] | Maximum [Member]
Common Stock and Capital Surplus Disclosure [Line Items]
Percentage of outstanding common stock issued as free share distribution prior to April 1, 1991				10.00%
BTMU and MUTB [Member] | Under Companies Act [Member] | Common Stock [Member]
Common Stock and Capital Surplus Disclosure [Line Items]
Increase (decrease) by amount equal to the fair value of the shares issued by the application of U.S. accounting practices for issuance of free shares distribution made prior to April 1, 1991				¥ 1,910,106
BTMU and MUTB [Member] | Under Companies Act [Member] | Unappropriated Retained Earnings [Member]
Common Stock and Capital Surplus Disclosure [Line Items]
Increase (decrease) by amount equal to the fair value of the shares issued by the application of U.S. accounting practices for issuance of free shares distribution made prior to April 1, 1991				¥ (1,910,106)